Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Stock-based Compensation
STOCK-BASED COMPENSATION

The disclosures in this note apply to AEP only. The impact of AEP’s share-based compensation plans is insignificant to the financial statements of the Registrant Subsidiaries.

Awards under AEP’s long-term incentive plan may be granted to employees and directors. The Amended and Restated American Electric Power System Long-Term Incentive Plan (the “Prior Plan”), was replaced prospectively for new grants by the American Electric Power System 2015 Long-Term Incentive Plan (the “2015 LTIP”) effective in April 2015. The 2015 LTIP was subsequently amended in September 2016. The 2015 LTIP provides for a maximum of 10 million common shares to be available for grant to eligible employees and directors. As of December 31, 2017, 9,011,946 shares remained available for issuance under the 2015 LTIP plan. No new awards may be granted under the Prior Plan. The 2015 LTIP awards may be stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance share units, cash-based awards and other stock-based awards. If a share is issued pursuant to a stock option or a stock appreciation right, it will reduce the aggregate amount authorized under the 2015 LTIP by 0.286 of a share. If a share is issued for any other award that settles in AEP stock, it will reduce the aggregate amount authorized under the 2015 LTIP by one share. Cash settled awards do not reduce the aggregate amount authorized under the 2015 LTIP. The following sections provide further information regarding each type of stock-based compensation award granted under these plans.

Performance Units

Performance units granted prior to 2017 are settled in cash rather than AEP common stock and do not reduce the aggregate share authorization. These performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period. Performance units granted in 2017 will be settled in AEP common stock and will reduce the aggregate share authorization. In all cases the number of performance units held at the end of the three year performance period is multiplied by the performance score for such period to determine the actual number of performance units realized.  The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the Human Resources Committee of AEP’s Board of Directors (HR Committee).

Certain employees must satisfy stock ownership requirements. If those employees have not met their stock ownership requirements, a portion or all of their performance units are mandatorily deferred as AEP career shares to the extent needed to meet their stock ownership requirement.  AEP career shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock.  AEP career shares are settled in AEP common stock after the participant’s termination of employment.

AEP career shares are recorded in Paid in Capital on the balance sheet. Amounts equivalent to cash dividends on both performance units and AEP career shares accrue as additional units.  Management records compensation cost for performance units over an approximately three-year vesting period.  The liability for the pre 2017 performance units is recorded in Employee Benefits and Pension Obligations on the balance sheet and is adjusted for changes in value. Performance units settled in shares are recorded as mezzanine equity on the balance sheet and compensation cost is calculated at fair value using two metrics. Half is based on the total shareholder return measure, which is determined based on a third party Monte Carlo valuation. That metric doesn’t change over the three year vesting period. The other half is based on a three year cumulative earnings per share metric which is adjusted quarterly for changes in performance relative to a target approved by the HR Committee.

Monte Carlo Valuation

AEP engaged a third party for a Monte Carlo valuation to calculate half of the fair value for the performance units awarded during 2017. The valuation used a lattice model and the expected volatility assumption used was the historical volatilities for AEP and the members of their peer group over the last 2.86 years (period from award date to vesting date). The range of expected volatilities was 15.65% to 27.19% with an average expected volatility of 19.07%. The dividend rates used were 0% which is the equivalent to reinvesting dividends. The risk-free rate used was 1.44%, which was interpolated between the two year rate of 1.21% and three year rate of 1.48% since 2.86 years was the vesting period from award date to vesting date.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP career shares for the years ended December 31, 2017, 2016 and 2015 as follows:

	Years Ended December 31,
Performance Units	2017	2016	2015
Awarded Units (in thousands) (a)	590.7	597.4	575.0
Weighted Average Unit Fair Value at Grant Date	$69.78	$62.77	$59.19
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2017	2016	2015
Awarded Units (in thousands) (c)	74.6	89.2	103.6
Weighted Average Fair Value at Grant Date	$72.35	$63.83	$54.35
Vesting Period (in years)	(b)	(b)	(b)

(a)	Awarded units in 2017 are mezzanine equity awards and awarded units in 2016 and 2015 are liability awards.

(b)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.

(c)	In 2017 the awarded dividends were a mix of equity awards and liability awards, while they were all liability awards in 2016 and 2015.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The performance scores for all performance periods were dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to a peer group of similar companies (b) three-year cumulative earnings per share measured relative to a target approved by the HR Committee.

The certified performance scores and units earned for the three-year periods ended December 31, 2017, 2016 and 2015 were as follows:

	Years Ended December 31,
Performance Units	2017	2016	2015
Certified Performance Score	164.8%	163.9%	176.3%
Performance Units Earned	956,055	1,111,966	1,202,107
Performance Units Mandatorily Deferred as AEP Career Shares	20,213	9,963	41,707
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	47,177	51,684	54,074
Performance Units to be Settled in Cash	888,665	1,050,319	1,106,326

The settlements for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Years Ended December 31,
Performance Units and AEP Career Shares	2017	2016	2015
	(in millions)
Cash Settlements for Performance Units	$64.9	$62.7	$48.1
Cash Settlements for Career Share Distributions	—	9.1	3.0
AEP Common Stock Settlements for Career Share Distributions	0.4	—	—

Restricted Stock Units

The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued employment, over at least three years in approximately equal annual increments.  The RSUs accrue dividends as additional RSUs. The additional RSUs granted as dividends vest on the same date as the underlying RSUs. RSUs are converted into shares of AEP common stock upon vesting, except that RSUs granted prior to 2017 that vest to AEP’s executive officers are settled in cash. Executive officers are those officers who are subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934. For RSUs settled in shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period.  Fair value is determined by multiplying the number of RSUs granted by the grant date market closing price.  For RSUs settled in cash, compensation cost is recorded over the vesting period and adjusted for changes in fair value until vested.  The fair value at vesting is determined by multiplying the number of RSUs vested by the 20-day average closing price of AEP common stock.  The maximum contractual term of outstanding RSUs is approximately 72 months from the grant date.

In 2010, the HR Committee granted a total of 165,520 RSUs to four Chief Executive Officer succession candidates as a retention incentive for these candidates.  These grants vested in three approximately equal installments in August 2013, August 2014 and August 2015.

The HR Committee awarded RSUs, including additional units awarded as dividends, for the years ended December 31, 2017, 2016 and 2015 as follows:

	Years Ended December 31,
Restricted Stock Units	2017	2016	2015
Awarded Units (in thousands)	255.8	242.0	397.5
Weighted Average Grant Date Fair Value	$65.26	$62.88	$58.56

The total fair value and total intrinsic value of restricted stock units vested during the years ended December 31, 2017, 2016 and 2015 were as follows:

	Years Ended December 31,
Restricted Stock Units	2017	2016	2015
	(in millions)
Fair Value of Restricted Stock Units Vested	$16.1	$16.4	$18.3
Intrinsic Value of Restricted Stock Units Vested (a)	20.0	21.0	24.2

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of AEP’s nonvested RSUs as of December 31, 2017 and changes during the year ended December 31, 2017 are as follows:

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2017	603.6	$57.54
Granted	255.8	65.26
Vested	(295.1)	54.72
Forfeited	(34.7)	61.53
Nonvested as of December 31, 2017	529.6	62.13

The total aggregate intrinsic value of nonvested RSUs as of December 31, 2017 was $39 million and the weighted average remaining contractual life was 1.6 years.

Other Stock-Based Plans

AEP also has a Stock Unit Accumulation Plan for Non-Employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to Non-Employee Directors are fully vested upon grant date.  Stock units are settled in cash upon termination of board service or up to 10 years later if the participant so elects.  Cash settlements for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date. After five years of service on the Board of Directors, non-employee directors receive contributions to an AEP stock fund awarded under the Stock Unit Accumulation Plan. Such amounts may be exchanged into other market-based investments that are similar to the investment options available to employees that participate in AEP’s Incentive Compensation Deferral Plan.

Management records compensation cost for stock units when the units are awarded and adjusts the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

For 2017, 2016 and 2015, cash settlements for stock unit distributions were immaterial.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2017, 2016 and 2015 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2017	2016	2015
Awarded Units (in thousands)	14.8	19.1	24.9
Weighted Average Grant Date Fair Value	$70.79	$64.96	$55.46

Share-based Compensation Plans

Compensation cost for share-based payment arrangements, the actual tax benefit from the tax deductions for compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2017	2016	2015
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$79.5	$66.5	$63.8
Actual Tax Benefit (b)	18.9	23.3	22.3
Total Compensation Cost Capitalized	26.4	20.8	20.3

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

(b)
In December 2017, Tax Reform modified Section 162(m) of the Internal Revenue Code.  Beginning after 2017, AEP can no longer deduct compensation expense in excess of $1 million for certain named executive officers. This will reduce the tax benefit going forward.

As of December 31, 2017, there was $64 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2015 LTIP and Prior Plan. Unrecognized compensation cost related to unvested share-based arrangements will change as the fair value of performance units are adjusted each period and as forfeitures for all award types are realized.  AEP’s unrecognized compensation cost will be recognized over a weighted-average period of 1.35 years.

Under the 2015 LTIP and Prior Plan, AEP is permitted to use authorized but unissued shares, treasury shares, shares acquired in the open market specifically for distribution under these plans, or any combination thereof to fulfill share commitments. In 2017, AEP used a combination of all three to fulfill share commitments. AEP’s current practice is to use authorized but unissued shares to fulfill share commitments. The number of shares used to fulfill share commitments is generally reduced to offset AEP’s tax withholding obligation.